Subsequent Events	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
12.	Subsequent Events
The Company has evaluated its July 31, 2021 financial statements for subsequent events through September 14, 2021, the date the financial statements were available to be issued.
On August 26, 2021, IronNet Cybersecurity, Inc., a Delaware corporation, LGL Systems Acquisition Corp., a Delaware corporation, and LGL Systems Merger Sub Inc., a Delaware corporation, consummated the closing of the transactions contemplated by the Agreement and Plan of Reorganization and Merger, dated March 15, 2021 and as amended August 6, 2021.
On the Closing Date, a number of purchasers (each, a “Subscriber”) purchased from the Company an aggregate of 12,500 shares of Company common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $125,000, pursuant to separate subscription agreements entered into effective as of March 15, 2021 (each, a “Subscription Agreement”). Pursuant to the Subscription Agreements, the Company granted certain registration rights to the Subscribers with respect to the PIPE Shares. The sale of the PIPE Shares was consummated concurrently with the closing of the Business Combination.
Loan repayments
On August 26, 2021, the Company repaid in full all amounts due and owing, and terminate all commitments and obligations under, that Loan and Security Agreement, dated June 21, 2021, by and between SVB Innovation Credit Fund VIII, L.P. (the “Lenders”) and Legacy IronNet. The Company agreed to pay to the Lenders approximately $15,600, which includes pay-off
amounts for principal, interest, fees, reimbursement of expenses and other items.
On August 26, 2021, the Company repaid in full all amounts due and terminated all commitments and obligations under, the unsecured PPP loan. The unsecured loan is evidenced by a promissory note of the Company with PNC Bank (the “Lender”). The Company agreed to pay to the Lender approximately $5,656, which includes payoff amounts for principal and interest.
Restricted Stock Units
Under the terms of the Legacy IronNet’s restricted stock units, vesting of each award was subject to the occurrence of a liquidity event as defined by the 2014 Stock Incentive Plan, among other conditions including a service requirement. On August 26, 2021, in connection with the close of the merger with LGL, the Board of Directors resolved to deem the merger as satisfying the Liquidity Event condition. The resolution resulted in a modification of the restricted stock units under ASC 718 “
Compensation—Stock
Compensation”
. The Company is still evaluating the impact of the modification of the awards outstanding but expects there will be a material additional non cash expense in the fiscal third quarter 2022. The expected additional expense results from a required revaluation of the already granted RSUs as of the modification on our merger date. At the time of the modification there were 21,491,726 outstanding RSUs, 11,978,604 remain unvested after the modification.
Earnout Share Triggering Event
Following the Closing of the Business Combination and pursuant to the terms of the Business Combination Agreement, the Eligible IronNet Equity holders of Legacy IronNet had the right to receive up to 1,078,125 Earnout Shares, issuable upon the occurrence of the Earnout Triggering Event during the Earnout Period. As of the close of trading on September 10, 2021, the requisite conditions of the Earnout Triggering Event had been satisfied such that, within five (5) Business Days after the occurrence of the Triggering Event, the Company will issue the 1,078,125 Earnout Shares to the Eligible IronNet Equity Shareholders.

16.	Subsequent Events
The Company has evaluated its January 31, 2021 financial statements for subsequent events through May 14, 2021, the date the financial statements were available to be issued.
On March 15, 2021, The Company entered into an Agreement and Plan of Reorganization and Merger (“Merger Agreement”) by and among LGL, LGL Systems Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of LGL (“Merger Sub”).
Pursuant to the Merger Agreement, Merger Sub will merge with and into IronNet, with IronNet surviving the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). As a result of the Transactions, IronNet will become a wholly-owned subsidiary of LGL, with the stockholders of IronNet becoming stockholders of LGL.
Under the Merger Agreement, the equityholders of IronNet will receive as merger consideration a number of shares of LGL common stock based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to the quotient obtained by dividing $863,400 by $10.00, and the denominator of which is equal to the number of outstanding shares of IronNet on a fully diluted and as-converted
basis. Preferred shareholders will convert their preferred stock based on the terms of the shareholder agreement. Holders of restricted stock units and restricted stock awards will receive LGL awards that provide for a number of shares of LGL common stock equal to the number of IronNet shares subject to the awards, multiplied by the Exchange Ratio. Holders of IronNet options and warrants outstanding will receive LGL options and warrants exercisable for a number of shares of LGL common stock equal to the number of IronNet shares subject to the options and warrants, multiplied by the Exchange Ratio (adjusted to be on an as-converted
to common stock basis), at an exercise price per share equal to the prior per share exercise price, divided by the Exchange Ratio (adjusted to be on an as-converted
to common stock basis).
IronNet stockholders and holders of options, warrants, stock unit awards and restricted stock awards (as applicable, only to the extent time vested as of the closing of the Merger) may also receive as additional merger consideration in the form of a pro rata portion of 1,078,125 shares of LGL common stock if the volume weighted average share price for LGL’s common stock equals or exceeds $13.00 for ten consecutive days during the two year period following the closing on the merger.Certain stockholders of IronNet receiving shares of LGL common stock in connection with the Merger will be subject to a post-combination
180-day
lockup period for all shares of LGL common stock held by such persons, subject to customary early release provisions. The Transactions are expected to be consummated in the calendar third quarter of 2021, after the required approval by the stockholders of LGL and the fulfillment of certain other conditions.

LGL SYSTEMS ACQUISITION CORP [Member]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On August 9, 2021, the Company announced that its registration statement containing a proxy statement/prospectus relating to the merger with IronNet was declared effective by the SEC on August 6, 2021. The special meeting of stockholders to approve the Business Combination was held on August 26, 2021.
On August 26, 2021, IronNet, the Company, and Merger Sub, consummated the closing of the transactions contemplated by the Merger Agreement.

NOTE 12. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On March 15, 2021, the Company entered into an Agreement and Plan of Reorganization and Merger (“Merger Agreement”) by and among LGL, LGL Systems Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of LGL (“Merger Sub”), and IronNet Cybersecurity, Inc., a Delaware corporation (“IronNet”). Pursuant to the Merger Agreement, Merger Sub will merge with and into IronNet, with IronNet surviving the merger. As a result of the Transactions, IronNet will become a wholly-owned subsidiary of LGL, with the stockholders of IronNet becoming stockholders of LGL and the Company will change its name to IronNet, Inc. IronNet will be treated as the acquiror for accounting purposes. In connection with the merger, equityholders of IronNet will receive as merger consideration a number of shares of LGL common stock based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to the quotient obtained by dividing $863,400,000 by $10.00, and the denominator of which is equal to the number of outstanding shares of IronNet on a fully diluted and as-converted basis. Holders of restricted stock units and restricted stock awards will receive LGL awards that provide for a number of shares of LGL common stock equal to the number of IronNet shares subject to the awards, multiplied by the Exchange Ratio. Holders of IronNet options and warrants outstanding will receive LGL options and warrants exercisable for a number of shares of LGL common stock equal to the number of IronNet shares subject to the options and warrants, multiplied by the Exchange Ratio (adjusted to be on an as-converted to common stock basis), at an exercise price per share equal to the prior per share exercise price, divided by the Exchange Ratio (adjusted to be on an as-converted to common stock basis). Consummation of the merger is conditioned on approval thereof by the Company’s and IronNet’s stockholders, a minimum of $125 million of available cash (inclusive of cash in the trust account (net of redemptions) and the $125 million of cash proceeds received from the Private Placement (see paragraph below) and other customary closing conditions.
In connection with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell, to such investors an aggregate of 12,500,000 shares of Class A common stock for a purchase price of $10.00 per share, for aggregate proceeds of $125,000,000 (the “Private Placement”) substantially concurrently with the closing pursuant to the Merger Agreement. The Sponsor agreed to purchase 566,000 shares of Class A common stock for $5,660,000 in the Private Placement.